Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Non-current	¥ 106	¥ 86
Current	2,170	1,834
Contract liabilities	¥ 2,276	¥ 1,920